January 14, 2011	Yoon Choo D 202.778.9340 F 202.778.9100 yoon.choo@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for ASA Limited (File No. 811-21650)

Dear Sir or Madam:

On behalf of ASA Limited (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the Annual General Meeting of Shareholders of the Company anticipated to be held on March 10, 2011 (the “Meeting”).  The only matter requiring the filing of this Proxy Statement is the proposal seeking shareholder approval to change the name of the Company from ASA Limited to ASA Gold and Precious Metals Limited.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9340 or Darrell Mounts at (202) 778-9298.

Sincerely,

/s/ Yoon Choo
Yoon Choo

cc:       Steven Schantz, Esq.